ACCOUNTS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE F – ACCOUNTS PAYABLE

Accounts payable consist of the following at:

	June 30, 2022 (Unaudited)	December 31, 2021
August 1, 2018 Default Judgment payable to Ohio vendor	$32,832	$32,832
January 14, 2019 Default Judgment payable to Tennessee customer	423,152	423,152
January 24, 2019 Default judgment payable to Florida vendor	31,631	31,631
Other vendors of materials and services	2,373,519	2,390,849
Credit card obligations	218,306	220,306

Total	$3,079,440	$3,098,770

Most of the accounts payable relate to services performed by subcontractors prior to the cessation of our waste recycling business on August 7, 2018. In many cases, these subcontractors have subsequently reached agreements with our former customers to continue the provision of services to such customers.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE F – ACCOUNTS PAYABLE

Accounts payable consist of the following at:

	December 31, 2021	December 31, 2020
August 1, 2018 Default Judgment payable to Ohio vendor	$32,832	$32,832
January 14, 2019 Default Judgment payable to Tennessee customer	423,152	423,152
January 24, 2019 Default judgment payable to Florida vendor	31,631	31,631
Other vendors of materials and services	2,390,849	2,241,043
Credit card obligations	220,306	220,306

Total	$3,098,770	$2,948,964

Most of the accounts payable relate to services performed by subcontractors prior to the cessation of our waste recycling business on August 7, 2018. In many cases, these subcontractors have subsequently reached agreements with our former customers to continue the provision of services to such customers.